Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Allowance for doubtful accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of Year	$ 31		$ 399		$ 339
Charges to Costs and Expenses	30		46		158
Charges to Other Accounts
Deductions	(4)	[1]	(414)	[1]	(98)	[1]
End of Year	57		31		399
Allowance for net deferred tax assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of Year	20,781		18,970		22,342
Charges to Costs and Expenses
Charges to Other Accounts					(1,916)
Deductions	63	[1]	1,811	[1]	(1,456)	[1]
End of Year	$ 20,844		$ 20,781		$ 18,970

[1]	Write-off, net of recoveries for the allowance for doubtful accounts.